SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated February 12, 2021
to the Prospectus, dated September 30, 2020, as amended on November 13, 2020,
November 24, 2020 and February 2, 2021 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, all references to AllianceBernstein L.P. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Robeco Institutional Asset Management US Inc.	Jaap van der Hart	Since 2021	Portfolio Manager
	Fabiana Fedeli	Since 2021	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Robeco Institutional Asset Management US Inc.: Robeco Institutional Asset Management US Inc. (Robeco), located at 230 Park Avenue, Suite 3330, New York, NY 10169, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Robeco. Jaap van der Hart is the Lead Portfolio Manager of Robeco's High Conviction Emerging Stars strategy. Previously, he was responsible for investments in South America, Eastern Europe, South Africa, Mexico, China and Taiwan. He started his career in the investment industry in 1994 in Robeco's Quantitative Research department and moved to the Emerging Markets Equity team in 2000. Mr. van der Hart holds a Master's in Econometrics from Erasmus University Rotterdam. Fabiana Fedeli is Global Head of Fundamental Equities and a Portfolio Manager on the Emerging Markets Equities team where she is responsible for portfolio construction and country allocation. Prior to joining Robeco in 2013, Ms. Fedeli was a Portfolio Manager for Asian equities at Pioneer Asset Management and at Occam Asset Management. She began her career in the industry at ING Barings Tokyo as a Research Analyst for Japanese equities in 1999. Ms. Fedeli holds a Masters in Economics from Hitotsubashi University in Tokyo and a Bachelors in Economic and Social Sciences from Bocconi University in Milan.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1326 (2/21)

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated February 12, 2021
to the Statement of Additional Information, dated September 30, 2020, as amended on
November 24, 2020 and February 2, 2021
(the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, all references to AllianceBernstein L.P. are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Robeco Institutional Asset Management US Inc." is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

ROBECO INSTITUTIONAL ASSET MANAGEMENT US INC.—Robeco Institutional Asset Management US Inc. ("Robeco") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Robeco has been registered with the US Securities and Exchange Commission as an investment adviser since 1997. Robeco has been registered as a Delaware corporation since 1997.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Robeco

Compensation. SIMC pays Robeco a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Robeco and SIMC. Robeco pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2020.

The members of the Emerging Markets team receive a market-based salary package comprising a base salary and variable compensation. Every employee's base salary is based on their position and experience, according to Robeco's salary ranges and using appropriate local industry benchmarks. In addition, specific temporary allowances may be granted for a maximum of three to five years:

•  Strategic capability allowance to retain key investment professionals in strategic product capabilities

•  Market-based scarcity allowance in tight labor markets

•  New business market allowance to set up activities in new countries or markets

The granting of temporary allowance is entirely role-based and not related to the performance of the employee or the firm.

Variable compensation

The variable compensation serves as a performance-driven remuneration component and is at the manager's discretion. It is based on the following factors:

•  Achievement on business objectives. For investment professionals, these typically include risk-adjusted returns over one, three and five years.

•  Business conduct and professional behavior, which includes acting in the best interest of the client and appropriate risk taking.

•  Financial results of the company as measured by EBIT.

The award of variable compensation in excess of EUR 50,000 to regular employees is subject to a deferral scheme. This means that 60% of the total variable compensation is paid in cash in year one and the remaining 40% is deferred equally over the next three years and converted into 'Robeco Cash Appreciation Rights' (R-CARs). The value of these rights reflects the financial results of the firm.

Robeco uses a 'total compensation' approach. The award of overall compensation is assessed against local market remuneration practices for specific functions.

Robeco benchmarks the remuneration levels for all employees on an annual basis with McLagan, a primary market data provider. For specific teams or functions, we occasionally also request tailor made assessments.

Robeco aims to reward staff in an externally competitive and internally fair manner, with ample room for differentiation, based on relative market value and performance, using an integrated assessment of results and behavior. The reward framework reflects our aim for long-term relationships with our clients and our staff.

Ownership of Fund Shares. As of September 30, 2020, Robeco's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2020, in addition to the Emerging Markets Equity Fund, Robeco's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Jaap van der Hart	0	$0	1		$193.2	2		$435.5
	0	$0	1	*	$193.2	1	*	$332.1
Fabinana Fedeli	0	$0	2		$579	0		$0
	0	$0	1	*	$193.2	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest.

Robeco has identified the following potential conflicts of interest:

•  An investment opportunity maybe suitable for the Emerging Markets Equity Fund as well as for the portfolios of the other accounts managed by the portfolio manager. However, the investment opportunity may not be available in sufficient quantity for all of the accounts to participate fully.

•  There may be limited opportunity to sell an investment held by both the Emerging Markets Equity Fund and the other accounts managed by the portfolio manager.

•  The other accounts may have similar investment objectives or strategies as the Emerging Markets Equity Fund and may sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund.

•  A portfolio manager may be responsible for accounts that have different advisory fee schedules which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities.

•  A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Emerging Markets Equity Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Emerging Markets Equity Fund.

To address and manage these potential conflicts of interest, Robeco has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1327 (2/21)